Cash and cash equivalents (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 265,917	$ 287,797
Legg Mason - Western Asset Institutional Cash Reserves [Member]
Cash and Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	132,108	144,464
JP Morgan US dollar Liquidity Fund Institutional [Member]
Cash and Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 133,809	$ 143,333